Business Combinations - Revenue and Net Loss Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ProQuest
Business Acquisition [Line Items]
Revenues, net	$ 80,418
Net income attributable to the Company's shareholders	$ 3,000
CPA Global
Business Acquisition [Line Items]
Revenues, net		$ 157,504
Net income attributable to the Company's shareholders		(39,985)
Deferred revenue haircut		15,297
Decision Resources Group
Business Acquisition [Line Items]
Revenues, net		186,428
Net income attributable to the Company's shareholders		4,999
Deferred revenue haircut		$ 7,157